Revenue from Contracts with Customers - Additional Information (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 5,844		$ 5,844		$ 5,918	$ 6,256	$ 8,100
Revenue Benchmark | Geographic Concentration Risk | California
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	53.00%	52.00%	53.00%	52.00%	52.00%	56.00%	61.00%